Offerings	Sep. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	4,638,219
Proposed Maximum Offering Price per Unit	5.39
Maximum Aggregate Offering Price	$ 25,000,000.41
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The "Amount Registered" includes 2,079,797 shares of common stock issuable upon exercise of the Pre-Funded Warrants referenced in Note 2.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase common stock
Amount Registered | shares	2,079,797
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. The "Proposed Maximum Offering Price Per Unit" represents the sum of the Pre-Funded Warrants sales price of $5.39 and the exercise price of $0.00001 per share of Common Stock issuable pursuant to the Pre-Funded Warrants. Pursuant to Rule 457(g), the entire fee is allocated to the shares of Common Stock underlying the Pre-Funded Warrants. See also Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common stock issuable upon the exercise of Warrants
Amount Registered | shares	4,638,219
Proposed Maximum Offering Price per Unit	6.27
Maximum Aggregate Offering Price	$ 29,081,633.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,016.17
Offering Note	The registration fee is calculated in accordance with Rule 457(g) under the Securities Act. "Proposed Maximum Offering Price Per Unit" represents the sum of the Warrant exercise price of $6.27 per share of Common Stock issuable upon exercise of the Warrants referenced in Note 4.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase common stock
Amount Registered | shares	4,638,219
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The Warrants are being registered for distribution in the same Registration Statement as the shares of Common Stock issuable upon exercise thereof. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the Warrants because the Warrants and the underlying securities are being registered together, and the registration fee has been calculated based on the exercise price of the underlying shares ($6.27 per share).